COMPREHENSIVE EARNINGS (LOSS): (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation Adjustment
Balance at beginning of period	$ (14,686)	$ (12,236)	$ (13,227)
Unrealized gains (losses)	1,303	(2,496)	856
Tax effect	(23)	46	135
Net of tax amount	1,280	(2,450)	991
Balance at end of period	(13,406)	(14,686)	(12,236)
Investments
Balance at beginning of period	(351)	(999)	(255)
Unrealized gains (losses) on investments	1,980	1,030	(1,179)
Tax effect	(721)	(382)	435
Net of tax amount	1,259	648	(744)
Balance at end of period	908	(351)	(999)
Derivatives
Balance at beginning of period	257	5,252	2,314
Unrealized gains (losses) on derivatives	(339)	(397)	7,313
(Gains) losses reclassified to net earnings	(243)	(7,531)	(2,651)
Tax effect	214	2,933	(1,724)
Net of tax amount	(368)	(4,995)	2,938
Balance at end of period	(111)	257	5,252
Postretirement and Pension Benefits
Balance at beginning of period	(5,173)	(3,230)	(1,228)
Unrealized gains (losses) on postretirement and pension benefits	1,066	(3,593)	(3,135)
(Gains) losses reclassified to net earnings	1,036	501	128
Tax effect	(767)	1,149	1,005
Net of tax amount	1,335	(1,943)	(2,002)
Balance at end of period	(3,838)	(5,173)	(3,230)
Accumulated Other Comprehensive Earnings (Loss)
Balance at beginning of period	(19,953)	(11,213)	(12,396)
Unrealized gains (losses)	4,010	(5,456)	3,855
(Gains) losses reclassified to net earnings	793	(7,030)	(2,523)
Tax effect	(1,297)	3,746	(149)
Net of tax amount	3,506	(8,740)	1,183
Balance at end of period	$ (16,447)	$ (19,953)	$ (11,213)